Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	16,900	$ 3,761,433
Elbit Systems Ltd.	6,700	1,385,560
Huntington Ingalls Industries, Inc.	42,746	11,067,794

		16,214,787

Air Freight & Logistics - 0.4%
FedEx Corp.	12,700	3,064,383

Automobile Components - 0.5%
Dana, Inc.	46,600	631,896
Gentex Corp.	24,700	818,311
Stoneridge, Inc. (A)	7,150	127,199
Visteon Corp. (A)	17,400	2,006,046

		3,583,452

Banks - 6.4%
Atlantic Union Bankshares Corp.	26,000	888,160
Berkshire Hills Bancorp, Inc.	86,750	2,082,000
Central Valley Community Bancorp	16,600	322,372
Columbia Banking System, Inc.	92,000	1,854,720
Dime Community Bancshares, Inc.	92,000	2,098,520
First Citizens BancShares, Inc., Class A	9,316	14,067,160
First Community Bankshares, Inc.	53,150	1,821,982
First Merchants Corp.	61,450	2,077,624
Lakeland Bancorp, Inc.	135,850	1,805,446
OceanFirst Financial Corp.	74,650	1,286,220
Princeton Bancorp, Inc.	10,500	342,930
Provident Financial Services, Inc.	77,800	1,287,590
Sandy Spring Bancorp, Inc.	66,000	1,609,080
TrustCo Bank Corp.	89,400	2,583,660
United Bankshares, Inc.	18,600	666,810
United Community Banks, Inc.	82,200	2,247,348
WaFd, Inc.	114,750	3,332,340
Webster Financial Corp.	86,750	4,292,390

		44,666,352

Biotechnology - 0.3%
Exelixis, Inc. (A)	97,450	2,120,512
Prothena Corp. PLC (A)	11,400	323,646

		2,444,158

Building Products - 2.5%
American Woodmark Corp. (A)	27,600	2,519,328
Builders FirstSource, Inc. (A)	13,600	2,362,728
Gibraltar Industries, Inc. (A)	11,000	890,120
Hayward Holdings, Inc. (A)	122,150	1,529,318
Masonite International Corp. (A)	20,600	1,896,230
Owens Corning	21,000	3,182,130
PGT Innovations, Inc. (A)	53,350	2,199,087
Quanex Building Products Corp.	90,700	2,831,654

		17,410,595

Capital Markets - 0.9%
Piper Sandler Cos.	19,300	3,348,357
Stifel Financial Corp.	37,750	2,753,863

		6,102,220

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 2.2%
Huntsman Corp.	47,000	$ 1,153,380
LSB Industries, Inc. (A)	148,200	1,102,608
Mosaic Co.	238,600	7,327,406
Olin Corp.	109,200	5,686,044

		15,269,438

Commercial Services & Supplies - 0.4%
HNI Corp.	42,350	1,724,492
Tetra Tech, Inc.	4,850	767,173

		2,491,665

Communications Equipment - 0.3%
Harmonic, Inc. (A)	87,750	1,026,675
KVH Industries, Inc. (A)	115,000	560,050
Silicom Ltd. (A)	50,300	856,609

		2,443,334

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	20,600	4,479,882
EMCOR Group, Inc.	20,500	4,676,255
Granite Construction, Inc.	48,400	2,183,324

		11,339,461

Consumer Finance - 0.7%
Ally Financial, Inc.	138,105	5,065,691

Consumer Staples Distribution & Retail - 2.6%
Dollar General Corp.	24,400	3,222,508
Dollar Tree, Inc. (A)	41,200	5,381,544
US Foods Holding Corp. (A)	96,700	4,449,167
Village Super Market, Inc., Class A	31,350	797,231
Walgreens Boots Alliance, Inc.	190,800	4,306,356

		18,156,806

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	209,530	5,345,110
Greif, Inc., Class A	13,800	864,018

		6,209,128

Distributors - 1.2%
LKQ Corp.	182,400	8,512,608

Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	4,500	47,610
Stride, Inc. (A)	40,300	2,415,985

		2,463,595

Diversified Telecommunication Services - 1.1%
EchoStar Corp., Class A (A)	119,826	1,604,470
GCI Liberty, Inc. (A) (B) (C) (D)	83,400	0
Liberty Global Ltd., Class A (A)	314,614	6,197,896

		7,802,366

Electric Utilities - 4.1%
Evergy, Inc.	206,100	10,463,697
Exelon Corp.	191,400	6,662,634
OGE Energy Corp.	314,700	10,460,628
Portland General Electric Co.	24,350	996,645

		28,583,604

Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,850	440,596
LSI Industries, Inc.	218,600	2,986,076
Regal Rexnord Corp.	16,700	2,228,782

		5,655,454

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.2%
Coherent Corp. (A)	20,500	$ 974,570
Flex Ltd. (A)	72,800	1,728,272
IPG Photonics Corp. (A)	10,000	978,900
Itron, Inc. (A)	11,500	829,610
Methode Electronics, Inc.	48,200	1,000,632
OSI Systems, Inc. (A)	22,750	2,912,682
TD SYNNEX Corp.	42,400	4,239,152
Vishay Intertechnology, Inc.	106,500	2,314,245
Vontier Corp.	213,227	7,375,522

		22,353,585

Energy Equipment & Services - 1.0%
Helix Energy Solutions Group, Inc. (A)	225,500	2,119,700
Helmerich & Payne, Inc.	46,850	1,886,181
Noble Corp. PLC	53,400	2,356,542
Seadrill Ltd. (A)	10,200	440,844
Select Water Solutions, Inc.	31,450	244,367

		7,047,634

Entertainment - 1.5%
Madison Square Garden Entertainment Corp. (A)	74,600	2,487,164
Madison Square Garden Sports Corp. (A)	10,700	1,980,570
Sphere Entertainment Co. (A)	33,400	1,181,692
Warner Bros Discovery, Inc. (A)	483,500	4,844,670

		10,494,096

Financial Services - 2.6%
Fidelity National Information Services, Inc.	85,300	5,310,778
FleetCor Technologies, Inc. (A)	21,200	6,146,516
Global Payments, Inc.	48,200	6,421,686

		17,878,980

Food Products - 2.7%
Archer-Daniels-Midland Co.	60,300	3,351,474
Nomad Foods Ltd. (A)	102,650	1,846,673
Post Holdings, Inc. (A)	78,887	7,326,236
Tyson Foods, Inc., Class A	109,600	6,001,696

		18,526,079

Gas Utilities - 0.8%
National Fuel Gas Co.	111,794	5,272,205

Ground Transportation - 0.2%
U-Haul Holding Co.	21,000	1,341,270

Health Care Equipment & Supplies - 1.2%
AngioDynamics, Inc. (A)	153,400	905,060
Inmode Ltd. (A)	40,150	951,153
Koninklijke Philips NV (A) (E)	219,311	4,634,041
OraSure Technologies, Inc. (A)	79,350	584,810
QuidelOrtho Corp. (A)	17,500	1,198,925

		8,273,989

Health Care Providers & Services - 3.8%
AMN Healthcare Services, Inc. (A)	17,100	1,265,571
Cencora, Inc.	13,437	3,126,521
Centene Corp. (A)	98,400	7,410,504
Cross Country Healthcare, Inc. (A)	132,650	2,818,812
Encompass Health Corp.	38,000	2,699,520
Enhabit, Inc. (A)	125,000	1,261,250
Laboratory Corp. of America Holdings	33,799	7,513,518
National HealthCare Corp.	8,450	786,188

		26,881,884

	Shares	Value
COMMON STOCKS (continued)
Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	50,600	$ 1,294,854
Physicians Realty Trust	178,000	2,178,720
Sabra Health Care, Inc.	182,400	2,433,216

		5,906,790

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	166,000	2,665,960
DiamondRock Hospitality Co.	135,300	1,236,642
Summit Hotel Properties, Inc.	76,850	497,988

		4,400,590

Hotels, Restaurants & Leisure - 0.4%
Bloomin’ Brands, Inc.	24,450	650,859
Bowlero Corp., Class A (A) (E)	51,450	556,175
Churchill Downs, Inc.	14,100	1,705,677

		2,912,711

Household Durables - 1.3%
Helen of Troy Ltd. (A)	14,600	1,671,700
KB Home	46,100	2,747,099
La-Z-Boy, Inc.	44,600	1,552,526
MDC Holdings, Inc.	18,650	1,167,117
PulteGroup, Inc.	10,800	1,129,248
Sonos, Inc. (A)	51,700	805,486

		9,073,176

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	27,150	2,134,533

Independent Power & Renewable Electricity Producers - 0.9%
Vistra Corp.	151,700	6,224,251

Industrial REITs - 0.3%
LXP Industrial Trust	222,250	2,020,253

Insurance - 5.5%
Allstate Corp.	16,048	2,491,452
Arch Capital Group Ltd. (A)	38,300	3,157,069
Everest Group Ltd.	9,200	3,541,724
Fidelity National Financial, Inc.	125,700	6,288,771
Markel Group, Inc. (A)	6,613	9,902,505
Old Republic International Corp.	150,236	4,212,617
Selective Insurance Group, Inc.	27,900	2,925,594
United Fire Group, Inc.	31,450	704,795
Willis Towers Watson PLC	20,600	5,073,780

		38,298,307

Interactive Media & Services - 1.1%
IAC, Inc. (A)	148,700	7,466,227

Leisure Products - 0.6%
BRP, Inc.	19,850	1,252,535
MasterCraft Boat Holdings, Inc. (A)	81,200	1,572,844
Polaris, Inc.	16,300	1,466,348

		4,291,727

Life Sciences Tools & Services - 1.8%
Azenta, Inc. (A)	31,600	2,060,320
Bio-Rad Laboratories, Inc., Class A (A)	31,270	10,034,230
Maravai LifeSciences Holdings, Inc., Class A (A)	96,750	561,150

		12,655,700

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.9%
CNH Industrial NV	202,200	$ 2,426,400
Columbus McKinnon Corp.	64,000	2,500,480
Douglas Dynamics, Inc.	27,000	679,050
Gencor Industries, Inc. (A)	63,300	987,480
Miller Industries, Inc.	30,750	1,237,688
Mueller Industries, Inc.	87,800	4,214,400
Oshkosh Corp.	8,400	924,840

		12,970,338

Media - 5.1%
Altice USA, Inc., Class A (A)	832,217	2,030,610
Fox Corp., Class A	162,200	5,239,060
Liberty Broadband Corp., Class C (A)	139,435	10,938,676
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	308,679	9,371,494
News Corp., Class A	266,900	6,576,416
Perion Network Ltd. (A) (E)	39,800	1,172,110

		35,328,366

Metals & Mining - 1.0%
Commercial Metals Co.	45,700	2,386,454
Kaiser Aluminum Corp.	22,450	1,457,005
Schnitzer Steel Industries, Inc., Class A	43,800	1,153,254
TimkenSteel Corp. (A)	93,700	1,925,535

		6,922,248

Multi-Utilities - 4.9%
CenterPoint Energy, Inc.	229,900	6,423,406
Dominion Energy, Inc.	282,500	12,915,900
NiSource, Inc.	412,738	10,718,806
Northwestern Energy Group, Inc.	84,000	4,042,080

		34,100,192

Office REITs - 0.7%
Brandywine Realty Trust	82,600	391,524
JBG SMITH Properties	232,196	3,715,136
Piedmont Office Realty Trust, Inc., Class A	86,400	587,520

		4,694,180

Oil, Gas & Consumable Fuels - 7.3%
Chesapeake Energy Corp.	77,500	5,976,025
Delek US Holdings, Inc.	70,100	1,894,803
Diamondback Energy, Inc.	27,700	4,258,598
EQT Corp.	139,840	4,950,336
HF Sinclair Corp.	79,100	4,468,359
Kinder Morgan, Inc.	553,400	9,363,528
Magnolia Oil & Gas Corp., Class A	268,600	5,538,532
Ovintiv, Inc.	55,000	2,333,100
REX American Resources Corp. (A)	60,850	2,518,581
Teekay Tankers Ltd., Class A	13,900	869,445
Williams Cos., Inc.	245,200	8,498,632

		50,669,939

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	46,200	3,074,610

Pharmaceuticals - 4.2%
Catalent, Inc. (A)	108,000	5,577,120
Innoviva, Inc. (A)	172,200	2,789,640
Jazz Pharmaceuticals PLC (A)	35,550	4,362,696
Organon & Co.	264,200	4,398,930
Perrigo Co. PLC	272,650	8,746,612
Viatris, Inc.	267,900	3,153,183

		29,028,181

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.3%
ASGN, Inc. (A)	20,900	$ 1,939,938
Clarivate PLC (A) (E)	448,500	4,009,590
FTI Consulting, Inc. (A)	3,500	670,635
Heidrick & Struggles International, Inc.	48,450	1,452,046
ICF International, Inc.	27,650	3,844,456
Jacobs Solutions, Inc.	23,400	3,153,618
KBR, Inc.	69,700	3,632,067
Leidos Holdings, Inc.	20,300	2,242,541
Science Applications International Corp.	18,350	2,342,561

		23,287,452

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	59,750	606,463

Retail REITs - 0.2%
Realty Income Corp.	30,001	1,631,754

Semiconductors & Semiconductor Equipment - 2.1%
AXT, Inc. (A)	98,900	243,294
Cohu, Inc. (A)	69,000	2,198,340
Magnachip Semiconductor Corp. (A)	172,150	1,124,140
MKS Instruments, Inc.	15,600	1,660,620
Onto Innovation, Inc. (A)	22,500	3,633,750
Qorvo, Inc. (A)	11,800	1,176,932
Silicon Motion Technology Corp., ADR	25,200	1,587,096
Tower Semiconductor Ltd. (A)	48,100	1,387,685
Universal Display Corp.	10,000	1,697,700

		14,709,557

Software - 0.6%
Adeia, Inc.	132,800	1,612,192
Progress Software Corp.	40,600	2,306,486

		3,918,678

Specialized REITs - 0.7%
Gaming & Leisure Properties, Inc.	113,226	5,168,767

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A (A)	29,000	2,955,100
Academy Sports & Outdoors, Inc.	14,600	915,858
Advance Auto Parts, Inc.	45,600	3,048,360
American Eagle Outfitters, Inc.	113,800	2,255,516
Ross Stores, Inc.	13,200	1,851,696
Urban Outfitters, Inc. (A)	59,450	2,259,100
Williams-Sonoma, Inc.	14,000	2,707,460

		15,993,090

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	328,200	5,018,178

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A)	2,975	2,242,347
Steven Madden Ltd.	44,600	1,867,848
Tapestry, Inc.	39,150	1,518,628

		5,628,823

Total Common Stocks (Cost $530,206,166)		673,683,900

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	1,229,444	$ 1,229,444

Total Other Investment Company (Cost $1,229,444)		1,229,444

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $23,240,061 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $23,703,329.	$ 23,238,447	23,238,447

Total Repurchase Agreement (Cost $23,238,447)		23,238,447

Total Investments (Cost $554,674,057)		698,151,791
Net Other Assets (Liabilities) - (0.0)% (G)		(308,914)

Net Assets - 100.0%		$ 697,842,877

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$673,683,900	$—	$0	$673,683,900
Other Investment Company	1,229,444	—	—	1,229,444
Repurchase Agreement	—	23,238,447	—	23,238,447

Total Investments	$674,913,344	$23,238,447	$0	$698,151,791

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security deemed worthless.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,746,849, collateralized by cash collateral of $1,229,444 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,829,434. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 5

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 6